UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Babson Capital Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/16

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

Corporate Restricted Securities - 92.76%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 74.69%: (C)
1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 10/17/2019	$1,667,032	10/17/12	$1,646,935	$1,667,032
Limited Liability Company Unit Class A Preferred (B)	245 uts.	10/17/12	245,450	316,024
Limited Liability Company Unit Class A Common (B)	27,273 uts.	10/17/12	27,273	267,044
			1,919,658	2,250,100

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 12/20/2016 (D)	$735,000	05/15/08	724,402	709,275
13% Senior Subordinated Note due 12/20/2016 (D)	$735,000	05/15/08	673,096	—
Common Stock (B)	105,000 shs.	05/15/08	105,000	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	—
			1,564,893	709,275

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$436,364	08/01/12	408,621	436,363
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	557,493
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	53,794 shs.	08/01/12	101,870	94,323
			810,491	1,088,179

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	4,669 uts.	*	498,983	18,664
* 12/07/12, 07/11/13 and 06/30/15.

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	287 shs.	12/27/07	141,915	556,658
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	101,886
			182,715	658,544

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% Senior Subordinated Note due 09/27/2020	$2,423,318	03/27/15	2,381,895	2,469,958
Preferred Stock (B)	2,276 shs.	03/27/15	227,558	228,711
Common Stock (B)	703 shs.	03/27/15	703	—
			2,610,156	2,698,669

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
12.5% Senior Subordinated Note due 11/18/2020	$2,977,431	11/18/14	$2,928,792	$2,998,248
Limited Liability Company Unit	583 uts.	11/18/14	583,000	620,779
			3,511,792	3,619,027

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)	273 uts.	10/04/12	272,727	795,280

Animal Supply Company
A distributor of pet products to independent pet stores, veterinary clients and other pet specialty retailers.
10.5% Second Lien Term Loan due 09/17/2019	$3,570,000	03/30/15	3,529,367	3,390,219

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% Senior Subordinated Note due 02/01/2020	$3,413,408	*	3,372,542	3,420,786
Limited Partnership Interest	1,048 uts.	08/01/14	1,047,900	1,225,526
* 05/21/13 and 08/01/14.			4,420,442	4,646,312

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% Senior Subordinated Note due 05/18/2021	$1,507,871	11/19/15	1,479,230	1,503,414
Limited Liability Company Unit (B)	225,300 uts.	11/18/15	225,300	100,709
			1,704,530	1,604,123

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$3,074,700	08/17/15	3,018,225	3,098,547
Preferred Stock (B)	425 shs.	08/17/15	424,875	421,328
Common Stock (B)	425 shs.	08/17/15	425	—
			3,443,525	3,519,875

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% Senior Subordinated Note due 01/31/2020 (D)	$1,015,684	07/31/14	996,694	—
Limited Liability Company Unit	92,327 uts.	*	—	—
* 07/31/14 and 10/14/15.			996,694	—

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$446,808	10/12/12	$442,412	$446,808
13% Senior Subordinated Note due 09/30/2019	$740,120	10/12/12	707,106	740,120
Common Stock (B)	114,894 shs.	10/12/12	114,894	415,878
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	164,644
			1,309,898	1,767,450

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% Senior Subordinated Note due 06/30/2021	$3,217,730	06/30/15	3,159,684	3,128,648
Common Stock (B)	2,876 shs.	06/30/15	318,200	232,673
			3,477,884	3,361,321

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B)	1,000 uts.	10/17/12	100,000	322,008
Limited Liability Company Unit Class B (B)	400 uts.	10/17/12	400,000	587,406
			500,000	909,414

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note 11/01/2019	$3,390,252	*	3,257,712	3,424,155
Preferred Stock (B)	3,241 shs.	*	324,054	383,569
Preferred Stock (B)	1,174 shs.	*	116,929	138,971
Common Stock (B)	337 shs.	*	35,673	163,579
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	137 shs.	*	13,033	66,554
* 05/09/13 and 11/01/13.			3,747,401	4,176,828

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% Senior Subordinated Note due 01/19/2018	$2,313,060	01/19/11	2,267,040	2,313,060
14% Senior Subordinated Note due 08/03/2019	$605,727	08/03/12	599,002	605,727
Common Stock (B)	1,125 shs.	01/19/11	112,500	139,065
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	109,314
			3,066,292	3,167,166

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 03/26/2018	$572,800	03/26/12	$564,374	$525,137
10% Senior Subordinated Note due 09/15/2099	$20,559	09/15/14	20,559	—
Common Stock (B)	3,981 shs.	*	398,100	—
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	—
* 03/26/12, 05/25/12 and 06/19/12.			1,000,253	525,137

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% Senior Subordinated Note due 04/01/2021	$3,254,083	10/01/14	3,199,783	3,286,624
Common Stock (B)	3,182 shs.	10/01/14	318,182	173,349
			3,517,965	3,459,973

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	1,270,357

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
13% Senior Subordinated Note due 10/04/2020	$3,098,892	03/04/15	3,047,453	3,095,759
Limited Liability Company Unit (B)	467 uts.	03/04/15	466,700	482,119
			3,514,153	3,577,878

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	196,823
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	151,506
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	—	1,566,647
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	—	229,349
			268,919	2,144,325

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% Senior Subordinated Note due 11/22/2019	$2,536,269	11/22/13	2,502,695	2,509,782
Common Stock (B)	155 shs.	11/22/13	886,364	962,227
			3,389,059	3,472,009

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	296 shs.	10/26/09	$295,550	$501,478
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	366,399
Common Stock (B)	72 shs.	10/26/09	72,238	226,380
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	165,398
			613,548	1,259,655

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 05/04/2019	$3,319,463	05/04/12	3,284,732	3,319,463
Preferred Stock (B)	61 shs.	05/04/12	605,841	790,657
Common Stock (B)	61 shs.	05/04/12	67,316	17,502
			3,957,889	4,127,622

Dunn Paper
A provider of specialty paper for niche product applications.
Preferred Stock (B)	530 shs.	12/30/14	530,303	1,795,988

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
10.05% Last Out Term Loan due 06/30/2016	$3,500,000	12/22/15	3,449,703	3,454,815

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% Senior Subordinated Note due 11/21/2020	$2,651,855	11/21/14	2,602,119	2,704,892
Limited Liability Company Unit (B)	467 uts.	11/19/14	145,833	171,742
			2,747,952	2,876,634

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% Senior Subordinated Note due 10/04/2019	$1,944,826	04/04/14	1,917,583	1,951,279
Common Stock (B)	63 shs.	04/04/14	157,314	169,911
			2,074,897	2,121,190

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	222,827
Limited Liability Company Unit Common (B)	512 uts.	09/27/10	51,220	309,899
			226,255	532,726

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	483,355 uts.	04/15/14	$—	$483,355
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	890,709
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	111,668
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	98,470
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	179,568
			630,281	1,763,770

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
11.5% Senior Subordinated Note due 11/01/2020	$2,929,728	05/01/15	2,879,107	2,988,323
Common Stock (B)	300 shs.	05/01/15	300,485	481,005
			3,179,592	3,469,328

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	354,755

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout
South and Central Florida.
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	228,002
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	121,504
			184,049	349,506

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
13% Senior Subordinated Note due 03/27/2020	$3,242,125	03/27/14	3,194,586	3,079,824
Common Stock (B)	31,500 shs.	03/27/14	315,000	233,110
			3,509,586	3,312,934

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% Senior Subordinated Note due 03/27/2019	$2,884,563	03/27/13	2,851,818	2,818,099
Common Stock (B)	2,835 shs.	03/27/13	283,465	274,891
			3,135,283	3,092,990

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
12% Senior Subordinated Note due 01/15/2022	$3,207,612	01/15/16	$3,145,141	$3,274,737
Common Stock (B)	299 shs.	01/15/16	299,145	252,051
			3,444,286	3,526,788

GlynnDevins Acquisition Corporation
A marketing communications agency that service senior living facilities.
13% Senior Subordinated Note due 12/19/2020	$1,608,613	06/19/15	1,580,105	1,618,184
Preferred Stock Series A (B)	695 shs.	06/19/15	143,414	149,528
Common Stock (B)	695 shs.	06/19/15	5,976	2,046
			1,729,495	1,769,758

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	355 shs.	10/31/14	354,730	481,861

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$1,455,729	02/05/14	1,380,707	1,382,633
Common Stock (B)	1,693 shs.	02/05/14	169,271	129,580
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	795 shs.	02/05/14	73,633	60,848
			1,623,611	1,573,061

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 06/19/2021	$2,916,667	12/19/14	2,866,483	2,893,278
Limited Liability Company Unit Preferred (B)	583 uts.	12/19/14	583,336	433,895
Limited Liability Company Unit Common Class A (B)	5,833 uts.	12/19/14	—	—
			3,449,819	3,327,173

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% Senior Subordinated Note due 08/14/2019	$2,211,488	02/14/14	2,180,404	2,233,603
12% Senior Subordinated Note due 08/14/2019	$875,000	06/22/15	867,599	881,499
Preferred Stock Series A (B)	2,452 shs.	02/14/14	231,326	258,275
Common Stock (B)	1,666 shs.	02/14/14	1,667	196,852
			3,280,996	3,570,229

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
Common Stock (B)	1,552 shs.	03/09/12	$155,172	$302,134

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% Senior Subordinated Note due 01/17/2020	$3,231,462	01/17/14	3,187,158	2,805,826
Limited Liability Company Unit (B)	203 uts.	01/17/14	203,125	11,833
			3,390,283	2,817,659

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 03/15/2018	$1,687,500	04/15/13	1,632,911	1,686,342
Limited Liability Company Unit (B)	563 uts.	04/15/13	562,500	795,799
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	89,224 shs.	04/15/13	77,625	157,782
			2,273,036	2,639,923

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
13.75% Senior Subordinated Note due 03/31/2021	$2,643,247	12/30/15	2,592,679	2,697,787

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 08/19/2016	$2,075,581	08/19/08	2,060,938	2,041,822
Common Stock (B)	474 shs.	08/19/08	474,419	66,495
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	17,187
			2,649,130	2,125,504

HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
12.5% Senior Subordinated Note due 09/27/2019	$2,885,692	09/27/12	2,851,706	2,885,692
Limited Liability Company Unit Class A Preferred (B)	2,705 uts.	09/27/12	270,542	377,362
Limited Liability Company Unit Class A Common (B)	2,185 uts.	09/27/12	2,185	130,797
			3,124,433	3,393,851

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock	279 shs.	10/27/11	$232,385	$474,918

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% Senior Subordinated Note due 11/10/2020	$2,188,543	11/10/14	2,152,588	2,200,586
Common Stock (B)	4,667 shs.	11/10/14	466,667	381,376
			2,619,255	2,581,962

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	279,859

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	495 shs.	12/20/10	495,000	923,231
Preferred Stock B (B)	0.17 shs.	12/20/10	—	311
Common Stock	100 shs.	12/20/10	5,000	190,396
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	346,898
			816,931	1,460,836

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
13.5% Senior Subordinated Note due 06/10/2019	$2,214,946	12/11/13	2,185,269	2,237,095
Limited Liability Company Unit Class A (B)	565 uts.	12/11/13	1,223,588	1,963,773
			3,408,857	4,200,868

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 12/05/2019	$2,670,060	12/05/12	2,637,930	2,321,201
Limited Liability Company Unit (B)	2,493,253 uts.	12/05/12	557,301	32,582
			3,195,231	2,353,783

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
Preferred Stock Series A	305 shs.	12/23/11	—	—
Preferred Stock Series B	86 shs.	12/23/11	—	—
Common Stock	489 shs.	*	19,565	490,817
* 12/23/11 and 06/30/14.			19,565	490,817

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	134,210 shs.	05/24/06	$134,210	$149,937
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	92,008
			205,744	241,945

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	75 uts.	06/30/15	—	137,531
Common Stock (B)	667 shs.	07/15/08	539,502	781,641
			539,502	919,172

Kyjen Company
A designer and distributor of branded and private label dog toys and accessories primarily in the U.S.
13% Senior Subordinated Note due 10/14/2021	$2,637,118	10/14/15	2,587,375	2,663,028

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit	24,109 uts.	*	314,464	308,668
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	43,210
* 05/04/07 and 01/02/08.			357,495	351,878

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 01/15/2018	$1,259,914	01/15/10	1,205,887	1,205,952
15% Senior Subordinated Note due 01/15/2018	$352,282	10/05/10	350,070	325,030
Common Stock (B)	106 shs.	10/05/10	106,200	11,823
Common Stock Class B (B)	353 shs.	01/15/10	352,941	39,292
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	312 shs.	10/05/10	283,738	34,773
			2,298,836	1,616,870

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$1,758,407	04/17/15	1,740,288	1,705,271
Limited Liability Company Unit	9 uts.	04/17/15	1,356,658	691,824
			3,096,946	2,397,095

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% Senior Subordinated Note due 09/15/2021	$1,550,186	09/22/15	$1,521,229	$1,566,456
Limited Liability Company Unit Class B (B)	205,900 uts.	09/22/15	205,900	202,214
			1,727,129	1,768,670

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	126 uts.	08/29/08	87,177	192,392
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	543,796
Common Unit Class B (B)	497 uts.	08/29/08	120,064	213,328
			208,509	949,516

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019	$1,362,886	09/22/11	1,347,188	1,323,709
15% Senior Subordinated Note due 04/30/2022	$71,517	08/18/15	71,517	64,365
Limited Liability Company Unit Series A (B)	684 uts.	05/07/14	44,281	7,428
Limited Liability Company Unit Series B (B)	467,833 uts.	09/22/11	467,833	102,555
Common Stock Class A	5,578 shs.	08/18/15	—	60,548
			1,930,819	1,558,605

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% Senior Subordinated Note due 09/30/2021	$2,228,593	09/30/14	2,191,234	2,262,658
Common Stock Class B (B)	445,455 shs.	09/30/14	445,455	354,990
			2,636,689	2,617,648

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 11/02/2019	$3,096,756	11/02/12	3,060,157	3,096,756
Common Stock (B)	107 shs.	11/02/12	107,143	116,247
			3,167,300	3,213,003

Money Mailer
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
Preferred Stock	2,704,364 shs.	12/10/14	2,663,799	2,704,364

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 08/15/2020	$2,988,310	11/30/10	$2,963,409	$2,988,310
Limited Liability Company Unit Class B-1 (B)	225,000 uts.	11/30/10	—	259,033
Limited Liability Company Unit Class B-2 (B)	20,403 uts.	11/30/10	—	23,489
			2,963,409	3,270,832

NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	809 shs.	12/20/12	578,174	111,113

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020	$1,530,000	02/02/07	1,528,882	713,113
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	82,220
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	196 uts.	12/10/14	196,263	198,811
* 12/18/08 and 09/30/09.			3,146,828	994,144

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
Limited Partnership Interest (B)	3,287 uts.	*	328,679	371,589
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	4,920 shs.	*	492,016	556,250
* 07/09/09 and 08/09/10.			820,695	927,839

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	247,686
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	159,012
Common Stock (B)	1,032 shs.	06/04/10	1,032	63,101
			260,470	469,799

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you, "free from" healthy and gluten-free categories.
12% Senior Subordinated Note due 07/29/2021	$2,945,063	01/29/16	$2,887,574	$3,006,668
Common Stock Class A (B)	560,000 shs.	01/29/16	560,000	560,000
			3,447,574	3,566,668

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	2,334,350
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	174,204
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	—
			2,536,588	2,508,554

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	375,000 uts.	11/29/12	375,000	—

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% Senior Subordinated Note due 01/31/2020	$2,138,701	07/31/14	2,106,353	2,067,401
Limited Liability Company Unit	300,485 uts.	07/31/14	300,485	229,450
			2,406,838	2,296,851

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$3,266,800	05/29/15	3,208,763	3,329,808
Limited Liability Company Unit Preferred (B)	2,332 uts.	05/29/15	233,200	247,253
Limited Liability Company Unit Common (B)	2,332 uts.	05/29/15	—	95,421
			3,441,963	3,672,482

PPC Event Services
A special event equipment rental business.
14% Senior Subordinated Note due 05/20/2020	$2,332,447	11/20/14	2,295,431	2,379,096
Limited Liability Company Unit (B)	7,000 uts.	11/20/14	350,000	787,500
Limited Liability Company Unit Series A-1 (B)	689 uts.	03/16/16	86,067	86,066
			2,731,498	3,252,662

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$2,304,719	05/12/15	2,264,805	2,308,248
Common Stock (B)	240 shs.	05/12/15	240,388	272,854
			2,505,193	2,581,102

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
Limited Liability Company Unit Class A (B)	40,643 uts.	*	$406,432	$671,108
* 10/21/11 and 08/03/12.

Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	354,307
Common Stock (B)	2,949 shs.	03/30/12	29,492	462,338
			281,250	816,645

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	181 shs.	03/15/13	181,221	290,715
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	118,760
			249,179	409,475

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	669,793
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	157 shs.	*	127,437	169,681
* 08/31/07 and 03/06/08.			620,933	839,474

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% Senior Subordinated Note due 10/18/2019 (D)	$1,477,388	10/18/13	1,452,295	—
Common Stock (B)	1,681 shs.	10/18/13	168,100	—
			1,620,395	—

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% Senior Subordinated Note due 06/13/2019 (D)	$2,119,565	12/13/13	2,086,788	2,140,761
Preferred Stock Series A (B)	317,935 shs.	12/13/13	317,935	569,104
Preferred Stock Series A-2 (B)	53,086 shs.	09/10/15	59,987	95,024
			2,464,710	2,804,889

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 12/14/2017	$3,801,585	*	$3,733,069	$3,421,427
Common Stock (B)	115 shs.	12/14/10	114,504	74,045
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	72,267
* 12/14/10, 08/17/12 and 03/31/16.			3,959,320	3,567,739

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% Senior Subordinated Note due 07/31/2021	$2,466,440	07/31/15	2,417,111	2,485,752
Common Stock (B)	139 shs.	07/31/15	158,560	149,757
			2,575,671	2,635,509

Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 02/26/2019	$4,402,212	09/02/08	4,324,529	4,402,212
Preferred Stock Series D (B)	485 shs.	02/27/13	48,503	—
Redeemable Preferred Stock Series A (B)	1,280 shs.	10/03/08	12,523	—
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	—
			4,498,248	4,402,212

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
12.5% Senior Subordinated Note due 04/15/2021	$1,555,600	10/15/15	1,526,351	1,572,395
Limited Liability Company Unit (B)	194,400 uts.	10/15/15	194,400	191,484
			1,720,751	1,763,879

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
3% Senior Subordinated Note due 12/31/2018 (D)	$1,455,525	12/05/13	—	1,382,749
15% Senior Subordinated Note due 12/05/2020(D)	$88,396	12/05/13	414,051	83,976
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	53,038 shs.	12/05/13	—	1,061
			414,051	1,467,786

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
8% Senior Subordinated Note due 10/31/2016 (D)	$1,773,006	10/31/07	$1,717,521	$—
Common Stock (B)	209 shs.	10/31/07	208,589	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	—
			2,013,717	—

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 07/05/2019	$3,120,306	07/05/13	3,082,113	3,120,306
Limited Liability Company Unit Preferred Class A (B)	295,455 uts.	07/05/13	295,455	403,856
			3,377,568	3,524,162

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% Senior Subordinated Note due 07/31/2020	$2,294,018	01/23/15	2,255,476	2,115,137

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
10.75% Second Lien Term Loan due 01/29/2023	$3,500,000	01/21/16	3,431,725	3,437,597

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	767,881 uts.	10/29/09	348,058	—
Class C Unit (B)	850,000 uts.	10/29/09	780,572	244,344
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	—
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	—
* 07/19/04 and 10/29/09.			1,744,787	244,344

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	7,368 shs.	03/31/14	736,842	1,149,496

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2017 (D)	$3,175,092	11/30/06	1,638,669	2,381,319
Common Stock (B)	191 shs.	11/30/06	191,250	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	—
			1,916,412	2,381,319

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% Senior Subordinated Note due 02/03/2021	$756,168	08/03/15	$742,650	$759,754
Limited Liability Company Unit (B)	751,212 uts.	08/03/15	751,212	1,039,976
			1,493,862	1,799,730

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
Common Stock (B)	616 shs.	12/16/10	616,438	607,186
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	166 shs.	12/16/10	148,003	163,153
			764,441	770,339

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% Senior Subordinated Note due 07/22/2021	$3,190,966	01/22/16	3,128,883	3,229,223
Common Stock (B)	318 shs.	01/22/16	318,182	285,111
			3,447,065	3,514,334

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 06/12/2020	$2,846,336	11/03/11	2,821,190	2,846,336
Common Stock	4,500 shs.	11/03/11	450,000	655,079
			3,271,190	3,501,415

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% Senior Subordinated Note due 03/04/2021	$3,178,320	03/04/15	3,123,788	2,980,512
Common Stock (B)	3,723 shs.	03/04/15	372,300	215,931
			3,496,088	3,196,443

Total Private Placement Investments (E)			$205,671,979	$211,077,681

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 18.07%:
Bonds - 18.07%
Alere Inc.	6.375%	07/01/23	$1,175,000	$1,191,955	$1,233,750
Altice S.A.	7.750	05/15/22	1,000,000	1,000,000	984,080
Amsted Industries	5.375	09/15/24	520,000	520,000	499,850
Anixter, Inc.	5.500	03/01/23	1,000,000	1,000,000	1,012,500
Belden Inc.	5.250	07/15/24	410,000	410,000	391,550
Beverage Packaging Holdings	6.000	06/15/17	730,000	730,000	724,069
Boyd Gaming Corporation	6.375	04/01/26	197,000	197,000	204,388
Brunswick Corporation	4.625	05/15/21	1,000,000	1,009,577	1,007,500
CCOH Safari, LLC	5.750	02/15/26	1,000,000	1,000,000	1,035,000
CITGO Petroleum Corporation	6.250	08/15/22	925,000	925,000	892,625
Commscope Holdings Inc.	6.625	06/01/20	500,000	500,810	512,500
Consolidated Energy Finance S.A.	6.750	10/15/19	1,000,000	989,849	952,499
Constellium N.V.	7.875	04/01/21	743,000	743,000	742,354
Cornerstone Chemical Company	9.375	03/15/18	750,000	759,108	699,375
Coveris Holdings S.A.	7.875	11/01/19	1,000,000	1,000,000	895,000
CTP Transportation Products, LLC	8.250	12/15/19	635,000	635,000	625,475
Dean Foods	6.500	03/15/23	663,000	663,000	682,061
Endo Finance LLC	5.375	01/31/23	1,000,000	981,762	952,500
Family Tree Escrow, LLC	5.750	03/01/23	1,000,000	1,028,875	1,060,000
First Data Corporation	5.000	01/15/24	834,000	834,000	835,043
Gates Global LLC	6.000	07/15/22	1,000,000	769,092	855,000
Harron Communications, L.P.	9.125	04/01/20	500,000	535,451	522,815
HD Supply, Inc.	5.250	12/15/21	265,000	265,000	278,250
Hilcorp Energy Company	5.000	12/01/24	500,000	500,000	421,250
Hill-Rom Holdings, Inc.	5.750	09/01/23	385,000	385,000	398,475
H.J. Heinz Company	4.875	02/15/25	419,000	419,000	461,595
Hub International Ltd.	7.875	10/01/21	1,000,000	1,000,000	985,000
INEOS Group Holdings PLC	5.875	02/01/19	485,000	485,000	488,638
Infor (US), Inc.	5.750	08/15/20	226,000	223,971	232,780
International Automotive Component	9.125	06/01/18	1,000,000	976,115	900,000
International Wire Group	8.500	10/15/17	500,000	514,385	498,125
J.B. Poindexter Co., Inc.	9.000	04/01/22	1,000,000	1,040,419	1,047,500
JBS USA Holdings, Inc.	7.750	10/28/20	750,000	779,733	742,500
Jupiter Resources Inc.	8.500	10/01/22	1,000,000	948,188	530,000
Jurassic Holdings III Inc	6.875	02/15/21	328,000	328,878	226,584
KeHE Distributors, LLC	7.625	08/15/21	1,000,000	1,052,165	957,500
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,348,673	1,222,950
Mallinckrodt PLC	5.750	08/01/22	1,000,000	1,000,000	921,250
Micron Technology, Inc.	5.250	08/01/23	1,000,000	1,000,000	817,500

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Shares or Principal Amount	Cost	Market Value

Milacron Financial	7.750%	02/15/21	$500,000	$500,000	$460,000
Moog Inc.	5.250	12/01/22	1,000,000	1,007,002	1,001,250
MPLX LP	4.875	12/01/24	1,000,000	1,000,000	923,237
Mustang Merger Corporation	8.500	08/15/21	1,000,000	998,055	1,032,500
Onex Corporation	8.500	10/01/22	352,000	352,000	225,280
OPE KAG Finance Sub	7.875	07/31/23	1,750,000	1,820,650	1,745,624
Paragon Offshore plc. (D)	6.750	07/15/22	1,000,000	351,422	262,500
Pinnacle Operating Corporation	9.000	11/15/20	1,000,000	1,033,984	862,500
Prestige Brands Holdings, Inc.	5.375	12/15/21	1,350,000	1,350,000	1,366,875
Sabre GLBL Inc.	5.375	04/15/23	1,000,000	988,573	1,026,250
Sabre GLBL Inc.	5.250	11/15/23	251,000	251,000	255,367
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	500,000	500,000	501,250
Sirius XM Radio Inc.	5.875	10/01/20	750,000	750,000	783,638
Sirius XM Radio Inc.	5.375	04/15/25	250,000	250,000	254,375
Surgical Care Affiliates, Inc.	6.000	04/01/23	918,000	918,000	924,885
TeamHealth Holdings Inc	7.250	12/15/23	235,000	235,000	251,450
Teine Energy Ltd.	6.875	09/30/22	900,000	893,871	801,000
Topaz Marine S.A.	8.625	11/01/18	1,000,000	1,000,000	905,000
Unitymedia KabelBW GmbH	6.125	01/15/25	1,000,000	1,000,000	1,039,380
Univision Communications, Inc.	5.125	05/15/23	325,000	325,000	323,375
Univision Communications, Inc.	5.125	02/15/25	860,000	870,848	849,250
UPCB Finance IV Limited	5.375	01/15/25	425,000	425,000	430,313
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,075	739,200
Virgin Media Secured Finance PLC	5.250	01/15/26	1,000,000	1,008,114	1,000,000
VRX Escrow Corp.	6.125	04/15/25	782,000	782,000	602,140
Watco Companies, L.L.C.	6.375	04/01/23	1,000,000	1,000,000	975,000
Welltec A/S	8.000	02/01/19	750,000	742,533	680,625
West Corporation	5.375	07/15/22	1,000,000	983,492	917,300
Western Digital Corporation	10.500	04/01/24	494,000	494,000	495,235
XPO Logistics, Inc.	7.875	09/01/19	933,000	953,745	965,655

Total Bonds				53,355,370	51,050,285

Common Stock - 0.00%
TherOX, Inc. (B)			103	—	—
Touchstone Health Partnership (B)			1,168	—	—

Total Common Stock				—	—

Total Rule 144A Securities				53,355,370	51,050,285

Total Corporate Restricted Securities				$259,027,349	$262,127,966

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Public Securities - 12.93%: (A)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 0.77%
Ascent Resource - Marcellus LLC	8.500%	07/09/21	$209,882	$207,472	$8,045
Aquilex Holdings LLC	6.500	12/31/20	291,963	291,463	270,066
Caelus Energy Alaska, LLC	8.750	04/15/20	1,000,000	992,959	425,000
Fieldwood Energy LLC	8.375	09/30/20	1,000,000	421,872	173,750
Seadrill Partners Finco, LLC	4.000	02/21/21	997,449	386,551	438,878
Synarc-BioCore Holdings, LLC	9.250	03/04/22	1,000,000	992,541	860,000

Total Bank Loans				3,292,858	2,175,739

Bonds - 11.75%
Accuride Corp	9.500	08/01/18	1,500,000	1,519,026	1,380,000
Anixter, Inc.	5.125	10/01/21	421,000	421,000	423,105
Antero Resources Corporation	5.375	11/01/21	800,000	800,000	740,000
Bonanza Creek Energy, Inc.	5.750	02/01/23	1,000,000	1,000,000	265,000
Calpine Corporation	5.750	01/15/25	700,000	700,000	672,000
Calumet Specialty Products Partners L.P.	7.625	01/15/22	1,000,000	999,525	707,500
Clearwater Paper Corporation	4.500	02/01/23	750,000	744,432	715,312
Commercial Metals Company	4.875	05/15/23	1,500,000	1,502,397	1,327,500
Commercial Vehicle Group Inc.	7.875	04/15/19	930,000	946,371	781,200
CPI International, Inc.	8.750	02/15/18	400,000	400,798	391,000
CVR Refining LLC	6.500	11/01/22	650,000	632,254	575,250
D.R. Horton, Inc.	4.000	02/15/20	1,000,000	1,000,000	1,030,000
EP Energy Corporation	9.375	05/01/20	819,000	356,404	413,082
Ferrellgas Partners, L.P	6.750	01/15/22	465,000	465,000	412,687
Ferrellgas Partners, L.P	8.625	06/15/20	1,048,000	1,049,169	969,400
Forum Energy Technologies	6.250	10/01/21	325,000	325,000	279,500
HCA Holdings, Inc.	5.375	02/01/25	150,000	152,536	151,641
HealthSouth Corporation	5.750	11/01/24	893,000	902,470	904,609
Hornbeck Offshore Services, Inc.	1.500	09/01/19	1,000,000	515,000	593,125
Icahn Enterprises L.P.	6.000	08/01/20	1,150,000	1,166,125	1,118,375
Kindred Healthcare, Inc.	8.750	01/15/23	1,000,000	1,000,000	957,500
Lamar Media Corp.	5.375	01/15/24	320,000	320,000	333,696
Lear Corporation	4.750	01/15/23	750,000	738,811	770,625
Lennar Corporation	4.500	11/15/19	250,000	250,402	260,000
Lennar Corporation	4.750	11/15/22	750,000	741,413	751,875
M/I Homes, Inc.	6.750	01/15/21	914,000	914,000	898,005
Memorial Production Partners LP	6.875	08/01/22	1,000,000	986,793	270,000
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	927,500
Meritor, Inc.	7.875	03/01/26	669,000	663,403	775,622
Netflix, Inc.	5.500	02/15/22	605,000	605,000	633,399
Nielsen Finance LLC	4.500	10/01/20	1,000,000	1,000,000	1,022,500

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Public Securities: (A) (Continued)	Interest Rate	Maturity Date	Shares or Principal Amount	Cost	Market Value

NRG Energy, Inc.	6.250%	07/15/22	$1,000,000	$1,000,000	$930,000
Oasis Petroleum Inc.	6.875	03/15/22	1,000,000	1,000,000	740,000
Omnova Solutions, Inc.	7.875	11/01/18	900,000	908,243	891,000
Orbital ATK Inc.	5.250	10/01/21	1,000,000	1,000,000	1,037,500
Perry Ellis International, Inc.	7.875	04/01/19	250,000	248,692	251,250
P.H. Glatfelter Company	5.375	10/15/20	1,000,000	1,009,193	985,000
Ply Gem Industries, Inc.	6.500	02/01/22	1,000,000	941,735	980,000
Precision Drilling Corporation	6.625	11/15/20	750,000	764,410	600,000
Sanchez Energy Corporation	6.125	01/15/23	1,000,000	700,752	540,000
Select Medical Corporation	6.375	06/01/21	650,000	657,368	614,250
Sprint Corporation	7.125	06/15/24	315,000	315,000	233,888
Tenet Healthcare Corporation	6.750	06/15/23	725,000	721,633	694,188
Suburban Propane Partners, L.P.	5.750	03/01/25	1,000,000	1,000,000	955,000
William Lyon Homes	7.000	08/15/22	1,000,000	1,000,000	960,000
WPX Energy, Inc.	5.250	09/15/24	925,000	925,000	642,875
Xerium Technologies, Inc.	8.875	06/15/18	831,000	852,380	685,575

Total Bonds				36,861,735	33,191,534

Common Stock - 0.41%
Chase Packaging Corporation			9,541	—	286
Nortek, Inc.			175	1	8,451
Supreme Industries, Inc. (B)			131,371	267,319	1,161,320

Total Common Stock				267,320	1,170,057

Total Corporate Public Securities				$40,421,913	$36,537,330

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Short-Term Securities:	Interest Rate/Yield^	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 1.48%
Ryder System, Inc.	0.800%	04/05/16	$175,000	$174,984	$174,984
South Carolina Electric & Gas Company	0.740	04/08/16	4,000,000	3,999,424	3,999,424

Total Short-Term Securities				$4,174,408	$4,174,408

Total Investments	107.17%			$303,623,670	$302,839,704

Other Assets	4.59				12,982,776

Liabilities	(11.76)				(33,234,367)

Total Net Assets	100.00%				$282,588,113

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of March 31, 2016, the value of these securities amounted to $211,077,681 or 74.69% of net assets.
^	Effective yield at purchase
PIK	- Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 3.49%
CPI International, Inc.	$391,000
FMH Holdings Corporation	3,469,328
Merex Holding Corporation	1,558,605
Orbital ATK Inc.	1,037,500
Sunvair Aerospace Group Inc.	2,635,509
Whitcraft Holdings, Inc.	770,339
9,862,281

AIRLINES - 0.34%
XPO Logistics, Inc.	965,655

AUTOMOTIVE - 10.25%
Accuride Corp	1,380,000
Aurora Parts & Accessories LLC	3,519,875
CG Holdings Manufacturing Company	4,176,828
Commercial Vehicle Group Inc.	781,200
DPL Holding Corporation	4,127,622
Gates Global LLC	855,000
Grakon Parent	481,861
International Automotive Component	900,000
J A C Holding Enterprises, Inc.	1,460,836
J.B. Poindexter Co., Inc.	1,047,500
K & N Parent, Inc.	490,817
Lear Corporation	770,625
Meritor, Inc.	1,703,122
Moog Inc.	1,001,250
Power Stop Holdings LLC	3,672,482
Randy's Worldwide Automotive	2,581,102
28,950,120

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.40%
Icahn Enterprises L.P.	1,118,375

BUILDING MATERIALS - 8.38%
ARI Holding Corporation	4,646,312
Janus Group Holdings LLC	4,200,868
Nortek, Inc.	8,451
Pearlman Enterprises, Inc.	2,508,554
Ply Gem Industries, Inc.	980,000
Signature Systems Holdings Company	409,475
Sunrise Windows Holding Company	3,567,739
Torrent Group Holdings, Inc.	1,467,786
Wellborn Forest Holding Company	2,381,319
Wolf-Gordon, Inc.	3,514,334
23,684,838

Fair Value/ Market Value

CABLE & SATELLITE - 1.77%
Altice S.A.	$984,080
Harron Communications, L.P.	522,815
CCOH Safari, LLC	1,035,000
Unitymedia KabelBW GmbH	1,039,380
UPCB Finance IV Limited	430,313
Virgin Media Secured Finance PLC	1,000,000
5,011,588

CHEMICALS - 3.89%
Compass Chemical International LLC	3,577,878
Consolidated Energy Finance S.A.	952,499
Cornerstone Chemical Company	699,375
INEOS Group Holdings PLC	488,638
LBC Tank Terminals Holding Netherlands B.V.	1,222,950
Omnova Solutions, Inc.	891,000
Pinnacle Operating Corporation	862,500
Polytex Holdings LLC	2,296,851
10,991,691

CONSTRUCTION MACHINERY - 0.62%
A W X Holdings Corporation	709,275
Jurassic Holdings III Inc	226,584
Safety Infrastructure Solutions	816,645
1,752,504

CONSUMER CYCLICAL SERVICES - 2.78%
CHG Alternative Education Holding Company	3,167,166
Church Services Holding Company	525,137
PPC Event Services	3,252,662
West Corporation	917,300
7,862,265

CONSUMER PRODUCTS - 10.09%
AMS Holding LLC	795,280
Animal Supply Company	3,390,219
Blue Wave Products, Inc.	1,767,450
gloProfessional Holdings, Inc.	3,092,990
GTI Holding Company	1,573,061
Handi Quilter Holding Company	3,327,173
HHI Group, LLC	2,817,659
K N B Holdings Corporation	241,945

See Notes to Consolidated Financial Statements

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Kyjen Company	$2,663,028
Manhattan Beachwear Holding Company	1,616,870
Master Cutlery LLC	2,397,095
Perry Ellis International, Inc.	251,250
Prestige Brands Holdings, Inc.	1,366,875
Transpac Holding Company	—
York Wall Holding Company	3,196,443
28,497,338

DIVERSIFIED MANUFACTURING - 7.27%
ABC Industries, Inc.	1,088,179
Advanced Manufacturing Enterprises LLC	18,664
Airxcel Holdings	3,619,027
Amsted Industries	499,850
Belden Inc.	391,550
BP SCI LLC	909,414
CTP Transportation Products, LLC	625,475
Custom Engineered Wheels, Inc.	1,259,655
F G I Equity LLC	1,763,770
Forum Energy Technologies	279,500
G C Holdings	354,755
Ideal Tridon Holdings, Inc.	474,918
K P I Holdings, Inc.	919,172
Motion Controls Holdings	3,270,832
NABCO, Inc.	111,113
NetShape Technologies, Inc.	994,144
Strahman Holdings Inc	2,804,889
Supreme Industries, Inc.	1,161,320
20,546,227

ELECTRIC - 1.98%
Calpine Corporation	672,000
NRG Energy, Inc.	930,000
South Carolina Electric & Gas Company	3,999,424
5,601,424

ENERGY - 0.15%
Ascent Resource - Marcellus LLC	8,045
Caelus Energy Alaska, LLC	425,000
433,045

FINANCIAL OTHER - 0.59%
Hub International Ltd.	985,000
Insurance Claims Management, Inc.	279,859

Fair Value/ Market Value

Onex Corporation	$225,280
Ryder System, Inc.	174,984
1,665,123

FOOD & BEVERAGE - 10.98%
1492 Acquisition LLC	2,250,100
Dean Foods	682,061
Eagle Family Foods, Inc.	3,454,815
F F C Holding Corporation	532,726
GenNx Novel Holding, Inc.	3,312,934
H.J. Heinz Company	461,595
Hollandia Produce LLC	2,697,787
Hospitality Mints Holding Company	2,125,504
Impact Confections	2,581,962
JBS USA Holdings, Inc.	742,500
JMH Investors LLC	2,353,783
KeHE Distributors, LLC	957,500
PANOS Brands LLC	3,566,668
Westminster Acquisition LLC	1,799,730
WP Supply Holding Corporation	3,501,415
31,021,080

GAMING - 1.30%
Boyd Gaming Corporation	204,388
CTM Holding, Inc.	3,472,009
3,676,397

HEALTHCARE - 6.09%
Alere Inc.	1,233,750
ECG Consulting Group	2,876,634
GD Dental Services LLC	349,506
HCA Holdings, Inc.	151,641
Healthcare Direct Holding Company	302,134
HealthSouth Corporation	904,609
Hill-Rom Holdings, Inc.	398,475
Kindred Healthcare, Inc.	957,500
MedSystems Holdings LLC	949,516
Select Medical Corporation	614,250
Surgical Care Affiliates, Inc.	924,885
Synarc-BioCore Holdings, LLC	860,000
Synteract Holdings Corporation	4,402,212
TeamHealth Holdings Inc	251,450
Tenet Healthcare Corporation	694,188

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

TherOX, Inc.	$—
Touchstone Health Partnership	—
Valeant Pharmaceuticals International	739,200
VRX Escrow Corp.	602,140
17,212,090

HOME CONSTRUCTION - 1.38%
D.R. Horton, Inc.	1,030,000
Lennar Corporation	1,011,875
M/I Homes, Inc.	898,005
William Lyon Homes	960,000
3,899,880

INDEPENDENT - 1.06%
Antero Resources Corporation	740,000
EP Energy Corporation	413,082
Fieldwood Energy LLC	173,750
Jupiter Resources Inc.	530,000
Precision Drilling Corporation	600,000
Sanchez Energy Corporation	540,000
2,996,832

INDUSTRIAL OTHER - 9.92%
Advanced Technologies Holdings	658,544
AFC - Dell Holding Corporation	2,698,669
Aquilex Holdings LLC	270,066
Brunswick Corporation	1,007,500
Clough, Harbour and Associates	1,270,357
Connecticut Electric, Inc.	2,144,325
Hartland Controls Holding Corporation	3,570,229
Hi-Rel Group LLC	2,639,923
HVAC Holdings, Inc.	3,393,851
International Wire Group	498,125
Mail Communications Group, Inc.	351,878
MC Sign Holdings LLC	1,768,670
Milacron Financial	460,000
Nielsen Finance LLC	1,022,500
Northwest Mailing Services, Inc.	927,839
O E C Holding Corporation	469,799
Safway Group Holding LLC/Finance Corporation	501,250
Smart Source Holdings LLC	839,474
SMB Machinery Holdings, Inc.	—
Tranzonic Holdings LLC	3,524,162
28,017,161
Fair Value/ Market Value

MEDIA & ENTERTAINMENT - 3.90%
BlueSpire Holding, Inc.	$3,361,321
GlynnDevins Acquisition Corporation	1,769,758
HOP Entertainment LLC	—
Lamar Media Corp.	333,696
Money Mailer	2,704,364
Netflix, Inc.	633,399
Sirius XM Radio Inc.	1,038,013
Univision Communications, Inc.	1,172,625
11,013,176

METALS & MINING - 0.73%
Commercial Metals Company	1,327,500
Constellium N.V.	742,354
2,069,854

MIDSTREAM - 1.03%
CVR Refining LLC	575,250
Ferrellgas Partners, L.P	1,382,087
Suburban Propane Partners, L.P.	955,000
2,912,337

OIL FIELD SERVICES - 2.04%
Avantech Testing Services LLC	—
Bonanza Creek Energy, Inc.	265,000
Hilcorp Energy Company	421,250
Hornbeck Offshore Services, Inc.	593,125
Memorial Production Partners LP	270,000
Oasis Petroleum Inc.	740,000
Petroplex Inv Holdings LLC	—
Seadrill Partners Finco, LLC	438,878
Teine Energy Ltd.	801,000
Topaz Marine S.A.	905,000
Welltec A/S	680,625
WPX Energy, Inc.	642,875
5,757,753

PACKAGING - 1.59%
ASC Holdings, Inc.	1,604,123
Beverage Packaging Holdings	724,069
Chase Packaging Corporation	286

See Notes to Consolidated Financial Statements

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Coveris Holdings S.A.	$895,000
Mustang Merger Corporation	1,032,500
Vitex Packaging Group, Inc.	244,344
4,500,322

PAPER - 1.48%
Clearwater Paper Corporation	715,312
Dunn Paper	1,795,988
P.H. Glatfelter Company	985,000
Xerium Technologies, Inc.	685,575
4,181,875

PHARMACEUTICALS - 2.64%
Clarion Brands Holding Corp.	3,459,973
Endo Finance LLC	952,500
ERG Holding Company LLC	2,121,190
Mallinckrodt PLC	921,250
7,454,913

REFINING - 2.66%
Calumet Specialty Products Partners L.P.	707,500
CITGO Petroleum Corporation	892,625
MES Partners, Inc.	2,617,648
MPLX LP	923,237
Paragon Offshore plc.	262,500
Tristar Global Energy Solutions, Inc.	2,115,137
7,518,647

Fair Value/ Market Value
RETAILERS - 0.47%
Family Tree Escrow, LLC	$1,060,000
HD Supply, Inc.	278,250
1,338,250

TECHNOLOGY - 4.69%
Anixter, Inc.	1,435,605
Commscope Holdings Inc.	512,500
First Data Corporation	835,043
Glynlyon Holding Companies, Inc.	3,526,788
Infor (US), Inc.	232,780
Micron Technology, Inc.	817,500
REVSpring, Inc.	671,108
Sabre GLBL Inc.	1,281,617
Veritext Corporation	3,437,597
Western Digital Corporation	495,235
13,245,773

TRANSPORTATION SERVICES - 3.13%
MNX Holding Company	3,213,003
OPE KAG Finance Sub	1,745,624
Team Drive-Away Holdings LLC	1,763,879
VP Holding Company	1,149,496
Watco Companies, L.L.C.	975,000
8,847,002

WIRELESS - 0.08%
Sprint Corporation	233,888

Total Investments - 107.17%	$302,839,704

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2016:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$209,662,254	$—	$51,050,285	$158,611,969
Common Stock - U.S.	15,938,023	—	—	15,938,023
Preferred Stock	15,082,889	—	—	15,082,889
Partnerships and LLCs	21,444,800	—	—	21,444,800
Public Securities
Bank Loans	2,175,739	—	2,175,739	—
Corporate Bonds	33,191,534	—	33,191,534	—
Common Stock - U.S.	1,170,057	1,170,057	—	—
Short-term Securities	4,174,408	—	4,174,408	—
Total	$302,839,704	$1,170,057	$90,591,966	$211,077,681
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2015	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2016
Restricted Securities
Corporate Bonds	$144,499,690	$1,020,255	$13,141,145	—	$(49,121)	$—	$—	$158,611,969
Common Stock - U.S.	17,650,577	(1,843,297)	1,177,327	(1,046,584)	—	—	—	15,938,023
Preferred Stock	13,760,307	1,342,332	—	(19,750)	—	—	—	15,082,889
Partnerships and LLCs	21,562,089	161,528	86,067	(364,884)	—	—	—	21,444,800
	$197,472,663	$680,818	$14,404,539	$(1,431,218)	$(49,121)	$—	$—	$211,077,681
There were no transfers into or out of Level 1 or Level 2 assets.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Corporate Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     May 27, 2016

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     May 27, 2016

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.